Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 11, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TENGION INC
Entity Central Index Key	0001296391
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,466,914
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012

Balance Sheets (unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents, including $1,194 of cash at December 31, 2011 and September 30, 2012, collateralizing letters of credit (Note 14)	$ 1,374	$ 9,244
Short-term investments	0	6,066
Deferred debt offering costs	339	0
Prepaid expenses and other	395	408
Total current assets	2,108	15,718
Property and equipment, net of accumulated depreciation of $12,622 and $12,972 as of December 31, 2011 and September 30, 2012, respectively	686	1,021
Other assets	1,100	1,078
Total assets	3,894	17,817
Current liabilities:
Demand notes, net of debt discount of $31 as of September 30, 2012	1,279	0
Current portion of long-term debt	900	2,205
Accounts payable	1,404	829
Accrued compensation and benefits	587	2,354
Accrued expenses	1,075	437
Current portion of lease liability	646	739
Warrant liability	2,144	2,511
Total current liabilities	8,035	9,075
Long-term debt	2,673	2,782
Lease liability	570	943
Other liabilities	8	2
Total liabilities	11,286	12,802
Commitments and contingencies (Note 14)	0	0
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2011 and September 30, 2012, respectively	0	0
Common stock, $0.001 par value; 90,000 shares authorized; 2,381 and 2,449 shares issued and outstanding at December 31, 2011 and September 30, 2012, respectively	2	2
Additional paid-in capital	235,690	235,257
Deficit accumulated during the development stage	(243,084)	(230,244)
Total stockholders' equity (deficit)	(7,392)	5,015
Total liabilities and stockholders' equity (deficit)	$ 3,894	$ 17,817

Balance Sheets (unaudited) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Collateralizing letters of credit	$ 1,194	$ 1,194
Accumulated depreciation, property and equipment	12,972	12,622
Current liabilities:
Demand notes, debt discount	$ 31	$ 0
Stockholders equity:
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000	10,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	90,000	90,000
Common stock, shares issued (in shares)	2,449	2,381
Common stock, shares outstanding (in shares)	2,449	2,381

Statements of Operations (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		111 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Condensed Statements of Operations (unaudited) [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,438	2,837	7,921	9,579	125,778
General and administrative	1,198	1,383	4,017	5,197	45,910
Depreciation	106	718	357	2,816	23,509
Impairment of property and equipment	0	0	0	0	7,371
Other expense	38	26	130	995	1,835
Total operating expenses	3,780	4,964	12,425	18,587	204,403
Loss from operations	(3,780)	(4,964)	(12,425)	(18,587)	(204,403)
Interest income	1	12	12	39	8,524
Interest expense	(469)	(193)	(794)	(666)	(15,683)
Change in fair value of warrant liability	(324)	4,185	367	14,123	16,865
Net loss	$ (4,572)	$ (960)	$ (12,840)	$ (5,091)	$ (194,697)
Basic and diluted net loss attributable to common stockholders per share (in dollars per share)	$ (1.87)	$ (0.41)	$ (5.41)	$ (2.43)
Shares used in computing basic and diluted net loss attributable to common stockholders:
Basic and diluted (in shares)	2,450	2,354	2,371	2,094

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable convertible preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Deferred compensation [Member]	Deficit accumulated during the development stage [Member]	Total
Balance at Jul. 10, 2003	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 10, 2003	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder (in shares)		138,000
Effect of June 2012 reverse stock split (see Note 3) (in shares)		(124,000)
Net loss					(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(2,438)	(2,438)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126					0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000
Conversion of notes payable, including interest	3,562					0
Conversion of notes payable, including interest (in shares)	2,203,000
Issuance of restricted common stock to employees and nonemployees		1	336	(336)		1
Issuance of restricted common stock to employees and nonemployees (in shares)		24,000
Issuance of common stock to consultants			21			21
Issuance of common stock to consultants (in shares)		14,000
Issuance of common stock to convertible noteholders			67			67
Issuance of common stock to convertible noteholders (in shares)		9,000
Issuance of options to purchase common stock to consultants for services rendered			14	(14)		0
Amortization of deferred compensation				23		23
Change in value of restricted common stock subject to vesting			11	(11)		0
Accretion of redeemable convertible preferred stock to redemption value	1,035				(1,035)	(1,035)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(9,627)	(9,627)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223					0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000
Issuance of restricted common stock to employees and nonemployees			140	(139)		1
Issuance of restricted common stock to employees and nonemployees (in shares)		6,000
Issuance of warrants to purchase preferred stock to noteholders			681			681
Issuance of options to purchase common stock to consultants for services rendered			7	(7)		0
Amortization of deferred compensation				111		111
Accretion of redeemable convertible preferred stock to redemption value	3,164				(3,164)	(3,164)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(20,873)	(20,873)
Issuance of Series B Redeemable Convertible Preferred stock at $1.82 per share, net of expenses	50,040					0
Issuance of Series B Redeemable Convertible Preferred stock at $1.82 per share, net of expenses (in shares)	27,637,000
Issuance of common stock upon exercise of options			9			9
Repurchased nonvested restricted stock (in shares)		(1,000)
Reclassification of deferred compensation			(373)	373		0
Reclassification of warrants to purchase preferred stock			(681)			(681)
Stock-based compensation expense			400			400
Accretion of redeemable convertible preferred stock to redemption value	5,640				(5,640)	(5,640)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(30,988)	(30,988)
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses	33,219					0
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses (in shares)	18,333,000
Issuance of common stock upon exercise of options			60			60
Issuance of common stock upon exercise of options (in shares)		3,000
Repurchased vested restricted stock			(94)			(94)
Repurchased vested restricted stock (in shares)		(1,000)
Stock-based compensation expense			664			664
Accretion of redeemable convertible preferred stock to redemption value	8,742				(8,742)	(8,742)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(42,393)	(42,393)
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses	21,352					0
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses (in shares)	11,793,000
Issuance of common stock upon exercise of options			28			28
Stock-based compensation expense			1,317			1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754				(11,754)	(11,754)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(29,845)	(29,845)
Issuance of common stock upon exercise of options			54			54
Issuance of common stock upon exercise of options (in shares)		2,000
Stock-based compensation expense			855			855
Accretion of redeemable convertible preferred stock to redemption value	14,059				(14,059)	(14,059)
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(25,600)	(25,600)
Issuance of common stock upon exercise of options			14			14
Issuance of common stock upon exercise of options (in shares)		3,000
Stock-based compensation expense			953			953
Accretion of redeemable convertible preferred stock to redemption value	3,993				(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)		191,909			191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants			123			123
Proceeds from initial public offering, net of expenses			25,727			25,727
Proceeds from initial public offering, net of expenses (in shares)		600,000
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder (in shares)						1,107,939
Net loss					(19,061)	(19,061)
Proceeds from equity financing, net of expenses		1	28,940			28,941
Proceeds from equity financing, net of expenses (in shares)		1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing			(16,947)			(16,947)
Issuance of common stock upon exercise of options			83			83
Issuance of common stock upon exercise of options (in shares)		18,000
Issuance of restricted stock to employees (in shares)		31,000
Cancellation of restricted stock to employees (in shares)		(15,000)
Issuance of warrants to purchase common stock in connection with debt financing			105			105
Stock-based compensation expense			834			834
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(12,840)	(12,840)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options			10			10
Issuance of common stock upon exercise of options (in shares)		3,000				2,432
Issuance of restricted stock to employees			0			0
Issuance of restricted stock to employees (in shares)		68,000
Cancellation of restricted stock to employees			(5)			(5)
Cancellation of restricted stock to employees (in shares)		(3,000)
Stock-based compensation expense			428			428
Conversion of notes payable, including interest						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Sep. 30, 2012	$ 0	$ 2	$ 235,690	$ 0	$ (243,084)	$ (7,392)
Balance (in shares) at Sep. 30, 2012	0	2,449,000

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (Parenthetical) (USD $)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) [Abstract]
Series A Redeemable Convertible Preferred stock, value per share (in dollars per share)				$ 1.62	$ 1.62
Restricted common stock issued to employees and nonemployees, value per share (in dollars per share)				$ 2.32
Series B Redeemable Convertible Preferred stock, value per share (in dollars per share)			$ 1.82
Series C Redeemable Convertible Preferred stock, value per share (in dollars per share)	$ 1.82	$ 1.82

Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		111 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (12,840)	$ (5,091)	$ (194,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	357	2,816	23,509
Change in fair value of warrant liability	(367)	(14,123)	(16,865)
Charge related to lease liability	130	995	1,835
Loss on disposition of property and equipment	0	0	119
Impairment of property and equipment	0	0	7,371
Amortization of net discount on short-term investments	0	0	(149)
Noncash interest expense	409	132	2,957
Noncash rent (income) expense	6	(22)	223
Stock-based compensation expense	428	688	5,607
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(41)	(810)	(1,669)
Accounts payable	428	(146)	1,298
Accrued expenses and other	(1,909)	(1,611)	854
Net cash used in operating activities	(13,399)	(17,172)	(169,607)
Cash flows from investing activities:
Purchases of short-term investments	0	(13,083)	(324,508)
Sales and redemption of short-term investments	6,066	2,000	324,657
Cash paid for property and equipment	(22)	(81)	(31,696)
Proceeds from the sale of property and equipment	0	0	11
Net cash (used in) provided by investing activities	6,044	(11,164)	(31,536)
Cash flows from financing activities:
Proceeds from sales of redeemable convertible preferred stock and warrants, net	0	0	139,960
Proceeds from sales of common stock and warrants, net	6	29,027	54,923
Repurchase of restricted stock	0	0	(94)
Proceeds from long-term debt, net of issuance costs	945	4,908	40,462
Payments on long-term debt	(1,466)	(8,308)	(32,734)
Net cash provided by (used in) financing activities	(515)	25,627	202,517
Net increase (decrease) in cash and cash equivalents	(7,870)	(2,709)	1,374
Cash and cash equivalents, beginning of period	9,244	11,972	0
Cash and cash equivalents, end of period	$ 1,374	$ 9,263	$ 1,374

Organization and Nature of Operations	9 Months Ended
Sep. 30, 2012
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations
(1)	Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003. The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ. Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient's own cells, or autologous cells. The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues. The Company's product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications. In addition, the Company's neo-organs are designed to avoid the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion and its Neo-Kidney Augment for patients with advanced chronic kidney disease. The Company operates as a single business segment. Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

Management's Plans to Continue as a Going Concern	9 Months Ended
Sep. 30, 2012
Management's Plans to Continue as a Going Concern [Abstract]
Management's Plans to Continue as a Going Concern
(2)	Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $243.1 million as of September 30, 2012. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

On October 2, 2012, Company entered into several agreements with certain new and existing investors to provide approximately $15 million of financing in the form of Senior Secured Convertible Notes (the Notes). See Note 15 for further discussion of subsequent events.

Based upon our current expected level of operating expenditures and debt repayment, and assuming we are not required to settle any outstanding warrants in cash or redeem, or pay cash interest on any of the Notes, we expect to be able to fund operations through May 2013. This period could be shortened if there are any unanticipated significant increases in planned spending on development programs or other unforeseen events. We will need to raise additional funds through collaborative arrangements, public or private sales of debt or equity securities, commercial loan facilities, or some combination thereof. There is no assurance that other financing will be available when needed to allow us to continue our operations or if available, on terms acceptable to us.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds. If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors raise significant concerns about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Basis of Presentation and Reverse Stock Split	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Reverse Stock Split [Abstract]
Basis of Presentation and Reverse Stock Split
(3)	Basis of Presentation and Reverse Stock Split

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnote disclosures required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011, as amended, filed with the Securities and Exchange Commission (SEC). The results of the Company's operations for any interim period are not necessarily indicative of the results of operations for any other interim period or full year.

On September 4, 2012, the Company was notified by The NASDAQ Stock Market (NASDAQ) of its hearing panel's determination to delist the Company's common stock from NASDAQ effective at the open of business on Thursday, September 6, 2012. The delisting was based on the Company's non-compliance with NASDAQ's minimum stockholders' equity requirement set forth in Listing Rule 5550(b)(1). Effective at the opening of the market on September 6, 2012, the Company's common stock was transferred from The NASDAQ Capital Market to the OTCQB, which is operated by OTC Markets, Inc. and will continue to trade under the symbol TNGN.

On May 25, 2012, the Company's Board of Directors approved the reverse stock split on the basis of one share of post-split common stock for each currently outstanding 10 shares of pre-split common stock and it became effective on June 14, 2012. All common share and per-share data included in these financial statements reflect such reverse stock split.

Use of Estimates	9 Months Ended
Sep. 30, 2012
Use of Estimates [Abstract]
Use of Estimates
(4)	Use of Estimates

The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Net Loss Attributable to Common Stockholders Per Share	9 Months Ended
Sep. 30, 2012
Net Loss Attributable to Common Stockholders Per Share [Abstract]
Net Loss Attributable to Common Stockholders Per Share
(5)	Net Loss Attributable to Common Stockholders Per Share

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants have been excluded from the calculation of diluted net loss attributable to common stockholders per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	127,500	247,952	127,500	247,952
Unvested restricted stock	20,310	74,669	20,310	74,669

Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(6)	Supplemental Cash Flow Information

	Nine Months Ended September 30,		Period from July 10, 2003 (inception) through
	2011	2012	September 30, 2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Fair value of embedded derivative issued with the demand note	—	310	310
Conversion of warrant liability	—	—	123

Short-term Investments and Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2012
Short-term Investments and Fair Value of Financial Instruments [Abstract]
Short-term Investments and Fair Value of Financial Instruments
(7)	Short-term Investments and Fair Value of Financial Instruments

As of December 31, 2011 and September 30, 2012, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments. In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates. See Note 10 for a discussion of the fair value of the derivative embedded in debt issued in September 2012 and Note 12 for a discussion of the fair value of liability-classified warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company has the ability and intent to hold these investments until maturity and, therefore, has classified the investments as held-to-maturity, which we carry at amortized cost. Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and, therefore, not recognized in the accompanying financial statements. Income generated from short-term investments is recorded to interest income.

Fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents		$9,244	$—	$—	$9,244
Short-term investments		6,066	—	—	6,066
		$15,310	$—	$—	$15,310
Liabilities:
Warrant liability		$—	$—	$2,511	$2,511

At September 30, 2012:
Assets:
Cash and cash equivalents		$1,374	$—	$—	$1,374
Short-term investments		—	—	—	—
		$1,374	$—	$—	$1,374
Liabilities:
Embedded derivative liability of Demand Notes		$—	$—	$310	$310
Warrant liability		—	—	2,144	2,144
	$		$—	$2,454	$2,454

The reconciliation of embedded derivative liability portion of the Demand Notes (the Demand Notes) measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Embedded Derivative liability of Demand Notes

Balance at December 31, 2011	$—
Record derivative liability	310
Balance at September 30, 2012	$310

The fair value of the embedded derivative liability of Demand Notes is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 10 for further discussion of the embedded derivative liability of Demand Notes.

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(367)
Balance at September 30, 2012	$2,144

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.

Restructuring Expenses	9 Months Ended
Sep. 30, 2012
Restructuring Expenses [Abstract]
Restructuring Expenses
(8)	Restructuring Expenses

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina. The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.

The Company offered severance benefits to the terminated employees, and recorded a $1.7 million charge for personnel-related termination costs in the fourth quarter of 2011, of which $0.8 million was included in research and development expense and $0.9 million was included in general and administrative expense in the accompanying statements of operations. As of September 2012 the Company completed payment of these severance benefits.

The following table summarizes the activity related to accrued severance benefits for the nine months ended September 30, 2012 (in thousands).
Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,544)
Balance at September 30, 2012	$—

Lease Liability	9 Months Ended
Sep. 30, 2012
Lease Liability [Abstract]
Lease Liability
(9)	Lease Liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term. Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease. The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows.

In connection with the restructuring described in Note 8, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term. Therefore, the Company recorded a liability as of November 30, 2011, the cease-use date, for the fair value of its obligations under the lease.

The following table summarizes the activity related to the lease liability for the period ended September 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(178)	(418)	(596)
Additional charges to operations	67	63	130
Balance at September 30, 2012	717	499	1,216
Less current portion	(231)	(415)	(646)
	$486	$84	$570

Debt	9 Months Ended
Sep. 30, 2012
Debt [Abstract]
Debt
(10)	Debt

Total debt outstanding consists of the following (in thousands):

	December 31, 2011	September 30, 2012
Working Capital Note	$5,000	$3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(87)
	4,987	3,573
Less current portion	(2,205)	(900)
Total long-term debt	$2,782	$2,673

Demand Notes	—	$1,000
Embedded derivative liability	—	310
Unamortized debt discount related to Demand Notes	—	(31)
Total Demand Notes	$—	$1,279

Total debt outstanding	$4,987	$4,852

The Company recorded interest expense of $0.2 million and $0.5 million for the three months ended September 30, 2011 and 2012, respectively. The Company recorded interest expense of $0.7 million and $0.8 million for the nine months ended September 30, 2011 and 2012, respectively.

On September 7, 2012, the Company issued Demand Notes in the aggregate amount of $1.0 million. The terms of the Demand Notes provided the holders with the right to exchange the outstanding principal balance of the Demand Notes, including accrued interest, into certain debt securities and warrants issued in the future (Exchange Right). In October 2012, the Company issued convertible debt and the holders of the Demand Notes exercised their Exchange Right. See Note 15 for further discussion of subsequent events. The Demand Notes bore interest at a rate of 10% per year and were secured by a lien on substantially all of the Company's assets, other than its intellectual property assets.

The Company accounts for the conversion and redemption features embedded in the Demand Note in accordance with FASB Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a free-standing derivative financial instrument while recording a debt discount at issuance. This discount is accreted as additional interest expense. The fair value of the Exchange Right attached to the Demand Notes (see Note 10) as of the date of issuance (on September 7, 2012) was determined using a risk-neutral methodology within a Monte Carlo analysis. See Note 12 for methology and assumptions used to value the notes and warrants issued in 2012 (see Note 15), the warrants issued in 2011 and all related features including those embedded in the Demand Notes. Changes in these assumptions can materially affect the fair value estimate. The Company classified the fair value of the Exchange Right as a liability and re-measured the fair value as of September 30, 2012, the reporting date prior to exchange of the Demand Note into the Senior Secured Convertible Notes (the Notes). The following table summarizes the calculated aggregate fair values as of the dates indicated along with assumptions utilized in each calculation.

	September 7, 2012	September 30, 2012

Calculated aggregate value	$310	$310
Volatility	115.0%	115.0%
Probability of Fundamental Transaction or Delisting	100.0%	100.0%
Risk-free interest rate	0.2%	0.2%
Dividend yield	None	None

Capital Structure	9 Months Ended
Sep. 30, 2012
Capital Structure [Abstract]
Capital Structure
(11)	Capital Structure

March 2011 Equity Financing

In March 2011, the Company closed a private placement transaction pursuant to which the Company sold securities consisting of 1,107,939 shares of common stock and warrants to purchase 1,046,102 shares of common stock. The purchase price per security was $28.30. The Company received net proceeds of $28.9 million. See Note 12 for discussion of the warrant liability.

In connection with the March 2011 equity financing, the Company filed a registration statement with the SEC for the registration of the total number of shares sold to the investors and shares issuable upon exercise of the warrants and the registration statement was declared effective by the SEC on May 16, 2011. The Company is required to use commercially reasonable efforts to cause the registration statement to remain continuously effective until such time when all of the registered shares are sold or such shares may be sold by non-affiliates without volume or manner-of-sale restrictions pursuant to Rule 144 of the Securities Act and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144. In the event the Company fails to meet certain legal requirements in regards to the registration statement, it will be obligated to pay the investors, as partial liquidated damages and not as a penalty, an amount in cash equal to 1.5% of the aggregate purchase price paid by investors for each monthly period that the registration statement is not effective, up to a maximum aggregate payment of 6% of the purchase price paid by investors, except that if the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1), the maximum aggregate payment would be 12% of the purchase price paid by investors. If the Company determines a registration payment arrangement in connection with the securities issued in March 2011 is probable and can be reasonably estimated, a liability will be recorded. As of September 30, 2012, we concluded the likelihood of having to make any payments under the arrangements was remote, and therefore did not record any related liability.

Warrants	9 Months Ended
Sep. 30, 2012
Warrants [Abstract]
Warrants
(12)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities under ASC 815 if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and September 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

In connection with the issuance of convertible debt in October 2012, we issued warrants to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The exercise price and number of shares issuable upon exercise of the warrants are subject to adjustment under certain circumstances. See Note 16 for further discussion of subsequent events.

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction (see Note 11). Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The issuance of convertible debt and warrants in October 2012 triggered an anti-dilution adjustment to the number of shares underlying the warrants issued pursuant to the March 2011 equity financing. We have notified the holders of the warrants of the adjusted exercise price per share is $1.59 and the aggregate number of shares of common stock issuable upon exercise of 18,948,258, subject to stockholder approval for lowering the exercise price per share below $27.00, which, until stockholder approval is obtained, limits the aggregate number of shares of common stock issuable upon exercise to 1,115,845. Although we believe our calculation of the anti-dilution adjustment is correct, we are aware that one holder of the warrants has a different view as to how to perform the adjustment and whether a stockholder vote is necessary. See Note 15 for further discussion of subsequent events.

The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. During the three months ended September 30, 2011 and 2012, the Company recorded non-operating income of $4.2 million and non-operating expense of $0.3 million, respectively, due to changes in the estimated fair value of these warrants. During the nine months ended September 30, 2011 and 2012, the Company recorded non-operating income of $14.1 million and $0.4 million, respectively, due to changes in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange. The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

On September 4, 2012, the Company was notified by NASDAQ of its hearing panel's determination to delist the Company's common stock from NASDAQ effective at the open of business on Thursday, September 6, 2012. This delisting triggered the right of the warrant holders to require the Company to purchase the warrants in exchange for a cash settlement value, which was calculated as $0.64 per warrant share. The warrant holders have 90 days or until December 5, 2012 to present the warrants to the Company. If all the warrant holders exercise this option, the Company would be required to pay a total cash settlement value of approximately $0.7 million.

The fair value of the warrants as of December 31, 2011 and September 30, 2012 was determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or, in the case of the December 31, 2011 valuation, a Delisting into the calculation of fair value. On October 2, 2012, we issued convertible debt and warrants and subsequently completed a valuation as of that date of all of newly issued securities as well as the warrants issued in 2011. Because of the significantly high probability as of September 30, 2012 of completing the financing transaction on October 2, 2012, the Company has assumed equivalent valuations as of both dates for the warrants issued in 2011. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock in the case of the December 31, 2011 valuation; assumptions regarding the expected amounts and dates of future equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, in the case of the December 31, 2011 valuation, a Delisting; the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.  In addition, the following input was used in the valuation model for the valuation as of September 30, 2012: the Company used an implied enterprise value which was derived by using a scenario-based approach considering the possible future liquidity events for the Company contingent upon the outcome of its research programs.

In connection with the valuation of the warrants issued in 2011, which required consideration of the valuation of the notes and warrants issued in 2012, , the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed on October 2, 2012 primarily due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, certain conversion and exercise restrictions in the in the 2012 notes and warrants agreements, and the anti-dilution adjustment features and the net cash settlement features of the warrants issued in 2011 and 2012.  Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements.  The valuation resulted in a model-derived common stock value of $0.05 per share.  Changes in the assumptions used in the model can materially affect the model-derived common stock value and the fair value estimate of the warrants.  In connection with the net cash settlement feature in the warrants issued in 2011, we could, at any point in time, ultimately incur amounts significantly different than the carrying value. For example, as of September 30, 2012, the calculated cash settlement value of $1.1 million was less than the fair value of $2.1 million. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value of the warrants issued in 2011 as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:			Net cash settlement value as of September 30, 2012
	December 31, 2011	September 30, 2012

Calculated aggregate value	$2,511	$2,144		$1,060	(1)
Exercise price per share of warrant	$28.80	$1.67	(2)	$28.80	(2)
Closing price per share of common stock	$4.70	Not applicable	(3)	$1.35
Volatility	93.8%	115.0%		195.9%	(4)
Probability of Fundamental Transaction or Delisting	28.9%	100.0%		Not applicable
Expected term (years)	Not applicable	Not applicable	(3)	3.4
Risk-free interest rate	0.7%	0.2%		0.3%
Dividend yield	None	None		None

(1)	Represents the net cash settlement value of the warrant as of September 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)
Although the exercise price per share of the warrant remained $28.80 as of September 30, 2012, the Company calculated the fair value of the warrants as of September 30, 2012 using an estimated exercise price per share of $1.67, which the Company believed was a reasonable approximation of the exercise price after calculation of the anti-dilution adjustment necessitated by the private placement completed October 2, 2012.

(3)
In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value which was derived by using a scenario-based approach considering the possible future liquidity events for the company contingent upon the outcome of its research programs.  One of the possible expected scenarios has an expected term of nine months and the other scenario has a term of 2.3 years.  Refer elsewhere in Note 12 for further details on valuation methodology used.

(4)	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.

Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(13)	Stock-Based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the 2004 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of awards granted are determined by the Company's compensation committee. The equity awards granted under the 2010 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of September 30, 2012, 32,866 shares of common stock were available for future grants under the 2010 Plan.

Stock Options

The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(11,674)	$22.64
Outstanding at September 30, 2012	247,952	$12.71	8.6	$—

Vested and expected to vest at September 30, 2012	229,059	$13.09	8.6	$—

Exercisable at September 30, 2012	57,906	$27.35	7.1	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended September 30, 2011 and 2012 was $0.2 million and $0.1 million, respectively. Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the nine months ended September 30, 2011 and 2012 was $0.7 million and $0.3 million, respectively. As of September 30, 2012, there was $0.8 million of unrecognized compensation expense, net of forfeitures, related to unvested employee stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.0 years.

Total stock-based compensation expense recognized for stock options to non-employees for the three and nine months ended September 30, 2011 and 2012 was immaterial.

The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,135)	$17.64
Nonvested at September 30, 2012	74,669	$7.84

Total stock-based compensation expense recognized for restricted stock to employees for the three months ended September 30, 2011 and 2012 was $26,000 and $42,000, respectively. Total stock-based compensation expense recognized for restricted stock to employees for the nine months ended September 30, 2011 and 2012 was $64,000 and $124,000, respectively. As of September 30, 2012, there was $0.4 million of unrecognized compensation expense, net of forfeitures, related to unvested employee restricted stock. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.2 years.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies

Operating Leases

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $0.2 million and $47,000 for the three months ended September 30, 2011 and 2012, respectively. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $0.6 million and $0.1 million for the nine months ended September 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of September 30, 2012 (in thousands):

2012	$320
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,715

The lease agreement for the Company's facility in East Norriton, Pennsylvania requires the Company to provide security and restoration deposits totaling $2.2 million to the landlord. The Company has deposited $1.0 million with the landlord as a security deposit, which amount was recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011 and September 30, 2012. As of September 30, 2012, an outstanding letter of credit is satisfying the remaining restoration deposit obligation of $1.2 million. At the end of the lease term, the landlord has the right to require the Company to utilize the funds collateralizing this letter of credit to restore the facility to its original condition. The letter of credit is collateralized by an account held at the bank. The bank recently informed the Company that it will not renew the letter of credit beyond December 2, 2012. Therefore, the Company will need to seek a new letter of credit or deposit cash of up to $1.2 million in an account to satisfy its deposit obligation.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
(15)	Subsequent Events

On October 2, 2012, the Company completed a private placement of $15.0 million aggregate principal amount of notes (the Notes). The principal amount of Notes includes the exchange of the Demand Notes (see Note 10). The Company issued warrants to the holders of the Notes to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The exercise price and number of shares issuable upon exercise of the warrants are subject to adjustment under certain circumstances.

The Notes are convertible under certain circumstances into shares of the Company's common stock at a conversion rate of 1,333 shares per $1,000 of principal amount of the Notes. The conversion rate is subject to adjustment under certain circumstances. The Company may not redeem the Notes.

The Company intends to use the net proceeds of this transaction primarily to fund research and development activities for its two lead programs, including completing enrollment in the Phase 1 clinical trial for its Neo-Urinary Conduit as well as submitting an Investigational New Drug filing to the U.S. Food and Drug Administration for the Company's Neo-Kidney Augment.

In connection with the issuance of the Notes, the Company granted the lenders an option to purchase up to an additional $20.0 million aggregate principal amount of the Notes at any time until June 30, 2013. One of the lenders, Celgene Corporation, secured a right of first negotiation on the Company's Neo-Urinary Conduit program in exchange for receiving fewer warrants than the other lenders.

In connection with the 2012 Financing, on October 2, 2012, the Company, Horizon Credit II LLC (Horizon) and Horizon Technology Finance Corporation entered into a First Amendment of Venture Loan and Security Agreement (the Loan Amendment). The Loan Amendment amends the Venture Loan and Security Agreement dated as of March 14, 2011 pursuant to which Horizon made a loan of $5 million to us (the Horizon Loan). The Loan Amendment provides that the maturity date for the Horizon Loan is extended from January 1, 2014 until May 1, 2014. We are now required to make monthly interest payments of approximately $40,000 through June 1, 2013 and monthly interest and principal payments of approximately $0.4 million from July 1, 2013 through and including May 1, 2014. Horizon's security now includes a lien on our intellectual property assets. The interest rate on the Horizon Loan was increased from 11.75% to 13.0% per annum retroactive to September 1, 2012.

Net Loss Attributable to Common Stockholders Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Loss Attributable to Common Stockholders Per Share [Abstract]
Potentially dilutive shares have been excluded from the calculation of diluted net loss per share
The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	127,500	247,952	127,500	247,952
Unvested restricted stock	20,310	74,669	20,310	74,669

Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Additional cash flow information
	Nine Months Ended September 30,		Period from July 10, 2003 (inception) through
	2011	2012	September 30, 2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Fair value of embedded derivative issued with the demand note	—	310	310
Conversion of warrant liability	—	—	123

Short-term Investments and Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Short-term Investments and Fair Value of Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents		$9,244	$—	$—	$9,244
Short-term investments		6,066	—	—	6,066
		$15,310	$—	$—	$15,310
Liabilities:
Warrant liability		$—	$—	$2,511	$2,511

At September 30, 2012:
Assets:
Cash and cash equivalents		$1,374	$—	$—	$1,374
Short-term investments		—	—	—	—
		$1,374	$—	$—	$1,374
Liabilities:
Embedded derivative liability of Demand Notes		$—	$—	$310	$310
Warrant liability		—	—	2,144	2,144
	$		$—	$2,454	$2,454

Reconciliation of embedded derivative and warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The reconciliation of embedded derivative liability portion of the Demand Notes (the Demand Notes) measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Embedded Derivative liability of Demand Notes

Balance at December 31, 2011	$—
Record derivative liability	310
Balance at September 30, 2012	$310

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(367)
Balance at September 30, 2012	$2,144

Restructuring Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Restructuring Expenses [Abstract]
Summarizes activity related to accrued severance benefits
The following table summarizes the activity related to accrued severance benefits for the nine months ended September 30, 2012 (in thousands).
Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,544)
Balance at September 30, 2012	$—

Lease Liability (Tables)	9 Months Ended
Sep. 30, 2012
Lease Liability [Abstract]
Summarizes activity related to lease liability
The following table summarizes the activity related to the lease liability for the period ended September 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(178)	(418)	(596)
Additional charges to operations	67	63	130
Balance at September 30, 2012	717	499	1,216
Less current portion	(231)	(415)	(646)
	$486	$84	$570

Debt (Tables)	9 Months Ended
Sep. 30, 2012
Debt [Abstract]
Total debt outstanding
Total debt outstanding consists of the following (in thousands):

	December 31, 2011	September 30, 2012
Working Capital Note	$5,000	$3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(87)
	4,987	3,573
Less current portion	(2,205)	(900)
Total long-term debt	$2,782	$2,673

Demand Notes	—	$1,000
Embedded derivative liability	—	310
Unamortized debt discount related to Demand Notes	—	(31)
Total Demand Notes	$—	$1,279

Total debt outstanding	$4,987	$4,852

Calculated Aggregate Fair Values
The Company accounts for the conversion and redemption features embedded in the Demand Note in accordance with FASB Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a free-standing derivative financial instrument while recording a debt discount at issuance. This discount is accreted as additional interest expense. The fair value of the Exchange Right attached to the Demand Notes (see Note 10) as of the date of issuance (on September 7, 2012) was determined using a risk-neutral methodology within a Monte Carlo analysis. See Note 12 for methology and assumptions used to value the notes and warrants issued in 2012 (see Note 15), the warrants issued in 2011 and all related features including those embedded in the Demand Notes. Changes in these assumptions can materially affect the fair value estimate. The Company classified the fair value of the Exchange Right as a liability and re-measured the fair value as of September 30, 2012, the reporting date prior to exchange of the Demand Note into the Senior Secured Convertible Notes (the Notes). The following table summarizes the calculated aggregate fair values as of the dates indicated along with assumptions utilized in each calculation.

	September 7, 2012	September 30, 2012

Calculated aggregate value	$310	$310
Volatility	115.0%	115.0%
Probability of Fundamental Transaction or Delisting	100.0%	100.0%
Risk-free interest rate	0.2%	0.2%
Dividend yield	None	None

Warrants (Tables)	9 Months Ended
Sep. 30, 2012
Warrants [Abstract]
Summarizes outstanding warrants to purchase common stock
The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and September 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Summarizes calculated aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value of the warrants issued in 2011 as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:			Net cash settlement value as of September 30, 2012
	December 31, 2011	September 30, 2012

Calculated aggregate value	$2,511	$2,144		$1,060	(1)
Exercise price per share of warrant	$28.80	$1.67	(2)	$28.80	(2)
Closing price per share of common stock	$4.70	Not applicable	(3)	$1.35
Volatility	93.8%	115.0%		195.9%	(4)
Probability of Fundamental Transaction or Delisting	28.9%	100.0%		Not applicable
Expected term (years)	Not applicable	Not applicable	(3)	3.4
Risk-free interest rate	0.7%	0.2%		0.3%
Dividend yield	None	None		None

(1)	Represents the net cash settlement value of the warrant as of September 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)
Although the exercise price per share of the warrant remained $28.80 as of September 30, 2012, the Company calculated the fair value of the warrants as of September 30, 2012 using an estimated exercise price per share of $1.67, which the Company believed was a reasonable approximation of the exercise price after calculation of the anti-dilution adjustment necessitated by the private placement completed October 2, 2012.

(3)
In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value which was derived by using a scenario-based approach considering the possible future liquidity events for the company contingent upon the outcome of its research programs.  One of the possible expected scenarios has an expected term of nine months and the other scenario has a term of 2.3 years.  Refer elsewhere in Note 12 for further details on valuation methodology used.

(4)	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.

Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Summarizes stock option activity
The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(11,674)	$22.64
Outstanding at September 30, 2012	247,952	$12.71	8.6	$—

Vested and expected to vest at September 30, 2012	229,059	$13.09	8.6	$—

Exercisable at September 30, 2012	57,906	$27.35	7.1	$—

Summarizes restricted stock activity
The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,135)	$17.64
Nonvested at September 30, 2012	74,669	$7.84

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Summarizes future minimum lease payments
The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $0.2 million and $47,000 for the three months ended September 30, 2011 and 2012, respectively. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $0.6 million and $0.1 million for the nine months ended September 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of September 30, 2012 (in thousands):

2012	$320
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,715

Management's Plans to Continue as a Going Concern (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Management's Plans to Continue as a Going Concern [Abstract]
Deficit accumulated during the development stage	$ 243,084,000	$ 230,244,000
Debt instrument, face amount	$ 15,000,000

Basis of Presentation and Reverse Stock Split (Details)	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Reverse Stock Split [Abstract]
Reverse stock split conversion ratio (in shares)	10

Net Loss Attributable to Common Stockholders Per Share (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Shares underlying warrants outstanding [Member]
Antidilutive securities excluded from computation of earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding [Member]
Antidilutive securities excluded from computation of earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	247,952	127,500	247,952	127,500
Unvested restricted stock [Member]
Antidilutive securities excluded from computation of earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	74,669	20,310	74,669	20,310

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			111 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004	Sep. 30, 2012
Noncash investing and financing activities: [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0			$ 0	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0				210
Fair value of warrants issued with issuance of long term debt	0	105				2,290
Fair value of warrants issued with sale of common stock	0	16,947	(16,947)			16,947
Fair value of embedded derivative issued with the demand note	310	0				310
Conversion of warrant liability	$ 0	$ 0		$ 123		$ 123

Short-term Investments and Fair Value of Financial Instruments (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Short-term Investments and Fair Value of Financial Instruments [Abstract]
Short-term investments		$ 6,100,000
Number of levels	3
Assets:
Cash and cash equivalents	1,374,000	9,244,000
Short-term investments	0	6,066,000
Total fair value of assets	1,374,000	15,310,000
Liabilities:
Embedded derivative liability of Demand Notes	310,000
Derivative Financial Instruments, Liabilities [Member]
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance at December 31, 2011	0
Record derivative liability	310,000
Balance at September 30, 2012	310,000
Warrant liability [Member]
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance at December 31, 2011	2,511,000
Change in fair value of warrant liability	(367,000)
Balance at September 30, 2012	2,144,000
Warrant liability [Member]
Liabilities:
Warrant liability	2,454,000	2,511,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	1,374,000	9,244,000
Short-term investments	0	6,066,000
Total fair value of assets	1,374,000	15,310,000
Liabilities:
Embedded derivative liability of Demand Notes	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0	0
Short-term investments	0	0
Total fair value of assets	0	0
Liabilities:
Embedded derivative liability of Demand Notes	0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0	0
Short-term investments	0	0
Total fair value of assets	0	0
Liabilities:
Embedded derivative liability of Demand Notes	310,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	$ 2,454,000	$ 2,511,000

Restructuring Expenses (Details) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Sep. 30, 2012 Accrued Severance Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Personnel-related termination costs	$ 1,700,000	$ 800,000	$ 900,000
Summarizes activity related to accrued severance benefits [Abstract]
Balance at December 31, 2011				1,544,000
Net charges paid				(1,544,000)
Balance at September 30, 2012				$ 0

Lease Liability (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Activity related to lease liability [Abstract]
Balance at December 31, 2011	$ 1,682
Charges utilized	(596)
Additional charges to operations	130
Balance at September 30, 2012	1,216
Less current portion	(646)	(739)
Lease liability	570	943
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years
Activity related to lease liability [Abstract]
Balance at December 31, 2011	828
Charges utilized	(178)
Additional charges to operations	67
Balance at September 30, 2012	717
Less current portion	(231)
Lease liability	486
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Balance at December 31, 2011	854
Charges utilized	(418)
Additional charges to operations	63
Balance at September 30, 2012	499
Less current portion	(415)
Lease liability	$ 84

Debt (Details) (USD $)	0 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 07, 2012	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011
Total debt outstanding [Abstract]
Total debt		$ 3,573,000			$ 3,573,000			$ 4,987,000
Unamortized debt discount		(87,000)			(87,000)			(139,000)
Less current portion		(900,000)			(900,000)			(2,205,000)
Long-term debt		2,673,000			2,673,000			2,782,000
Demand notes		1,000,000			1,000,000			0
Embedded derivative liability		310,000			310,000			0
Demand notes, debt discount		(31,000)			(31,000)			0
Total demand notes		1,279,000			1,279,000			0
Total Debt Outstanding		4,852,000			4,852,000			4,987,000
Interest expense		500,000		200,000	800,000		700,000
Model derived common stock value (in dollars per share)					$ 0.05
Derivative Instruments, Gain (Loss) [Line Items]
Calculated aggregate value	310,000	310,000			310,000
Closing price per share of common stock (in dollars per share)			[1],[2]			[1],[2]		$ 4.7
Volatility (in hundredths)	115.00%				115.00%	[3]		93.80%	[3]
Probability of Fundamental Transaction or Delisting (in hundredths)	100.00%				100.00%			28.90%
Expected term (in years)						[1]			[1]
Risk free interest rate (in hundredths)	0.20%				0.20%			0.70%
Dividend yield (in hundredths)					0.00%			0.00%
Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt		3,660,000			3,660,000			5,000,000
Demand note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate (in hundredths)		10.00%			10.00%
Equipment and Supplemental Working Capital Notes [Member]
Total debt outstanding [Abstract]
Total debt		$ 0			$ 0			$ 126,000

[1]	Not applicable.
[2]	In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.05 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.
[3]	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.

Capital Structure (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)	1,107,939
Warrants to purchasing common stock (in shares)	1,046,102
Purchase price per security (in dollars per share)	$ 28.3
Proceeds from issuance through private placement	$ 28.9
Entity obligate to pay investors if fails to meet legal requirement to registrant statement (in hundredths)		1.50%	6.00%
Entity obligate to pay investors if fails to satisfy current public information requirement (in hundredths)			12.00%

Warrants (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended					3 Months Ended		9 Months Ended
	Sep. 07, 2012	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2012 Equity classified warrants [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Sep. 30, 2012 Liability classified warrants [Member]	Sep. 30, 2011 Liability classified warrants [Member]	Sep. 30, 2012 Liability classified warrants [Member]	Sep. 30, 2011 Liability classified warrants [Member]	Sep. 30, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]
Outstanding warrants to purchase common stock [Abstract]
Number of shares (in shares)				1,046,102		18,514	389	7,068	6,449	4,608	1,064,616		1,064,616		1,046,102
Exercise price (in dollars per share)		$ 0.75					$ 23.2	$ 28.8	$ 234.4	$ 263.9					$ 28.8
Expiration							September 2015 through December 2016	March 2016	August 2013 through December 2016	October 2015 through September 2019					March 2016
Warrants issued to purchase shares of common stock (in shares)		51,100,000
Exercise price (in dollars per share)		$ 0.75					$ 23.2	$ 28.8	$ 234.4	$ 263.9					$ 28.8
Fair value of warrants grants (in dollars per share)						$ 14.9
Closing price per share of common stock (in dollars per share)			[1],[2]	$ 4.7		$ 27.4
Volatility rate (in hundredths)	115.00%	115.00%	[3]	93.80%	[3]	64.96%
Expected term			[1]		[1]	5 years
Risk free interest rate (in hundredths)	0.20%	0.20%		0.70%		2.00%
Dividend yield (in hundredths)		0.00%		0.00%		0.00%
Warrants expiration period														Mar 4, 2016
Adjusted exercise price per share for warrants (in dollars per share)													$ 1.59
Adjusted number of shares of common stock issuable upon exercise of warrants (in shares)													18,948,258
Lowered exercise price per share of common stock (in dollars per share)													$ 27
Adjusted aggregate number of shares of common stock issuable upon exercise of warrants (in shares)													1,115,845
Non-operating income (expense)											$ (300,000)	$ 4,200,000	$ (400,000)	$ 14,100,000
Number of days to determine volatility		30 days
Number of days used to determine volatility by taking arithmetic average, condition one		10 days
Number of days used to determine volatility by taking arithmetic average, condition two		30 days
Number of days used to determine volatility by taking arithmetic average, condition three		50 days
Cash settlement per warrant share value on exercise of options		$ 0.64
Period to present warrants by the holder		90 days
Cash settlement value payable on exercise of options		700,000
Calculated cash settlement value of warrants		1,100,000
Expected term based on a scenario one		9 months
Expected term based on a scenario two		2 years 3 months 18 days
Fair value [Abstract]
Calculated aggregate value		2,144	[4]	2,511	[4]
Exercise price per share of warrant (in dollars per share)		$ 1.67	[5]	$ 28.8
Closing price per share of common stock (in dollars per share)			[1],[2]	$ 4.7		$ 27.4
Volatility (in hundredths)	115.00%	115.00%	[3]	93.80%	[3]	64.96%
Probability of Fundamental Transaction or Delisting (in hundredths)	100.00%	100.00%		28.90%
Risk free interest rate (in hundredths)	0.20%	0.20%		0.70%		2.00%
Dividend yield (in hundredths)		0.00%		0.00%		0.00%
Net cash settlement value [Abstract]
Calculated aggregate value		$ 1,060
Exercise price per share of warrant (in dollars per share)		$ 28.8
Closing price per share of common stock (in dollars per share)		$ 1.35
Volatility (in hundredths)		195.90%
Probability of Fundamental Transaction or Delisting (in hundredths)			[1]
Expected term (years)		3 years 4 months 24 days
Risk free interest rate (in hundredths)		0.30%
Dividend yield (in hundredths)		0.00%

[1]	Not applicable.
[2]	In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.05 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.
[3]	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.
[4]	Represents the net cash settlement value of the warrant as of September 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[5]	Although the exercise price per share of the warrant remained $28.80 as of September 30, 2012, the Company calculated the fair value of the warrants as of September 30, 2012 using an estimated exercise price per share of $1.67, which the Company believed was a reasonable approximation of the exercise price after calculation of the anti-dilution adjustment necessitated by the private placement completed October 2, 2012.

Stock-Based Compensation (Details) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended					9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2012 2004 Stock Option Plan [Member] Minimum [Member]	Sep. 30, 2012 2004 Stock Option Plan [Member] Maximum [Member]	Sep. 30, 2012 2010 Stock Incentive and Option Plan [Member]	Sep. 30, 2012 2010 Stock Incentive and Option Plan [Member] Minimum [Member]	Sep. 30, 2012 2010 Stock Incentive and Option Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2
Equity awards granted under plan vesting period (in years)											4 years	10 years		4 years	10 years
Number of shares available for future grants (in shares)													32,866
Number of shares
Outstanding at December 31, 2011 (in shares)	174,874
Granted (in shares)	87,184
Exercised (in shares)	(2,432)
Forfeited (in shares)	(11,674)
Outstanding at September 30, 2012 (in shares)	247,952	174,874
Vested and expected to vest at September 30, 2012 (in shares)	229,059
Exercisable at September 30, 2012 (in shares)	57,906
Weighted-average exercise price
Outstanding at December 31, 2011 (in dollars per share)	$ 16.77
Granted (in dollars per share)	$ 5.66
Exercised (in dollars per share)	$ 4.4
Forfeited (in dollars per share)	$ 22.64
Outstanding at September 30, 2012 (in dollars per share)	$ 12.71	$ 16.77
Vested and expected to vest at September 30, 2012 (in dollars per share)	$ 13.09
Exercisable at September 30, 2012 (in dollars per share)	$ 27.35
Weighted-average remaining contractual term (in years)
Outstanding at December 31, 2011	8 years 7 months 6 days	8 years 10 months 24 days
Outstanding at September 30, 2012	8 years 7 months 6 days	8 years 10 months 24 days
Vested and expected to vest at September 30, 2012	8 years 7 months 6 days
Exercisable at September 30, 2012	7 years 1 month 6 days
Aggregate intrinsic value
Outstanding at December 31, 2011	$ 63,000
Outstanding at September 30, 2012	0	63,000
Vested and expected to vest at September 30, 2012	0
Exercisable at September 30, 2012	0
Number of shares
Nonvested at December 31, 2011 (in shares)									13,988
Granted (in shares)									67,863
Vested (in shares)									(5,047)
Forfeited (in shares)									(2,135)
Nonvested at September 30, 2012 (in shares)							74,669		74,669
Weighted-average grant date fair value
Nonvested at December 31, 2011 (in dollars per share)									$ 24.2
Granted (in dollars per share)									$ 6
Vested (in dollars per share)									$ 24.2
Forfeited (in dollars per share)									$ 17.64
Nonvested at September 30, 2012 (in dollars per share)							$ 7.84		$ 7.84
Stock-based compensation expense			100,000	200,000	300,000	700,000	42,000	26,000	124,000	64,000
Unrecognized compensation expense related to unvested employee stock options			$ 800,000		$ 800,000		$ 400,000		$ 400,000
Weighted average period for recognizing compensation expense					3 years				3 years 2 months 12 days

Commitments and Contingencies (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies [Abstract]
Rent expenses under operating lease	$ 47,000	$ 200,000	$ 100,000	$ 600,000
Summarizes future minimum lease payments [Abstract]
2012	320,000		320,000
2013	1,016,000		1,016,000
2014	1,040,000		1,040,000
2015	1,063,000		1,063,000
2016	276,000		276,000
Total minimum lease payments	3,715,000		3,715,000
Security and restoration deposits	2,200,000		2,200,000
Remaining security deposit obligation	1,200,000		1,200,000
Commitment to deposit cash related obligation	$ 1,200,000		$ 1,200,000

Subsequent Events (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Demand note [Member]	Oct. 02, 2012 Subsequent Event [Member]	Oct. 02, 2012 Subsequent Event [Member] Horizon Loan [Member]	Sep. 01, 2012 Subsequent Event [Member] Horizon Loan [Member]	Mar. 14, 2011 Subsequent Event [Member] Horizon Loan [Member]	Oct. 02, 2012 Subsequent Event [Member] Demand note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 15,000,000			$ 15,000,000			$ 5,000,000
Debt issued	3,573,000	4,987,000						1,000,000
Warrants issued to purchasing common stock (in shares)		1,046,102		51,100,000
Exercise price of warrants issued to purchasing common stock (in dollars per share)	$ 0.75			$ 0.75
Debt instrument convertible number of share per base principle amount (in shares)				1,333
Debt instrument convertible base principle amount				1,000
Number of lead program				2
Additional aggregate principal amount of Notes				20,000,000
Debt Instrument, Maturity Date					May 1, 2014
Monthly interest payment					40,000
Monthly principal and interest payment					$ 400,000
Debt instrument, interest rate (in hundredths)			10.00%			13.00%	11.75%